Contingencies, commitments and restrictions on the distribution of profits - Toscana Aeroporti S.p.A. (Details) $ in Thousands, € in Millions		1 Months Ended	12 Months Ended
	Jul. 29, 2022 installment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) installment item kg	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Number of installments | installment	3
Goodwill | $							$ 50,249
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Number of installments | installment			5
Remaining ownership percentage to acquire			19.00%
Pre-set consideration of acquisition | €				€ 2.2
Net identifiable assets arising from the acquisition | €				1.0
Cash and cash equivalents from the acquisition			$ 10,000	8.0
Goodwill			4,500	3.7
Other commitments guarantees			$ 2,700	2.5
Italy | TA Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period			40 years
Number of passenger considered for each unit | item			1
Volume of goods considered for each unit | kg			100
Number of installments | installment			2
Surety provided to third parties			$ 11,300	€ 10.6	$ 11,200	€ 9.9
Minimum percentage of net income to be allocated to legal reserve			5.00%	5.00%
Legal reserve to be created as percentage of share capital			10.00%	10.00%
Toscana Aeroporti S.p.A. | TA Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Payments For Confirmation Deposit With No Property Passage | $		$ 3,200
Toscana Aeroporti S.p.A. | Italy | TA Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Amount of insurance policy to cover property damages, business interruptions and airport liabilities | €				€ 1,443.0